Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002943
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class AAA
C000002942
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class C
Average Annual Return, Percent	6.35%		6.32%	6.44%
C000034307
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class I
C000002940
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class A
Average Annual Return, Percent	1.92%		5.86%	6.61%
Without Sales Load [Member] | C000002943
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%		7.12%	7.24%
Without Sales Load [Member] | C000002942
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%		6.32%	6.44%
Without Sales Load [Member] | C000034307
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%		7.38%	7.51%
Without Sales Load [Member] | C000002940
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%		7.12%	7.24%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.54%	11.56%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.54%	11.56%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.54%	11.56%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%		10.54%	11.56%